Consolidated Statements of Stockholders' Equity (USD $)	Total USD ($)	Common Stock	Successor USD ($)	Successor Common Stock USD ($)	Successor Preferred Stock USD ($)	Successor Additional paid-in capital USD ($)	Successor Accumulated Deficit USD ($)	Predecessor USD ($)	Predecessor Common Stock USD ($)	Predecessor Preferred Stock USD ($)	Predecessor Additional paid-in capital USD ($)	Predecessor Accumulated Deficit USD ($)
Balance at Dec. 31, 2011								$ 73,000
Balance (in shares) at Dec. 31, 2011
Cash contributions from Parent								6,238,000
Stock-based compensation expense								380,000
Net loss								(6,548,000)
Balance at Nov. 11, 2012								143,000
Balance (in shares) at Nov. 11, 2012
Cash contributions from Parent
Stock-based compensation expense
Recapitalization resulting from July 1, 2013 reverse-merger, net of cancellation of 120,520,000 shares				2,000		(2,000)
Recapitalization resulting from July 1, 2013 reverse-merger, net of cancellation of 120,520,000 shares, (in shares)				24,980,000
Contribution of net assets to Ener-Core Power, Inc			841,000	4,000		981,000
Contribution of net assets to Ener-Core Power, Inc. (in shares)				35,903,000
Net loss			(375,000)				(375,000)
Balance at Dec. 31, 2012	609,000		609,000	6,000		978,000	(375,000)
Balance (in shares) at Dec. 31, 2012				60,883,000
Cash contributions from Parent
Issuance of common stock for conversion of related party debt			771,000			771,000
Issuance of common stock for conversion of related party debt, (in shares)				1,028,000
Issuance of common stock, net of offering Costs of $533,000			5,466,000	1,000		5,465,000
Issuance of common stock, net of offering Costs of $533,000 (in shares)				7,499,000
Stock-based compensation expense			1,729,000			1,729,000
Exercise of stock options			2,000			2,000
Exercise of stock options (in shares)				3,221,000
Repurchase of non-vested shares
Repurchase of non-vested shares (in shares)				(77,000)
Net loss			(7,130,000)				(7,130,000)
Balance at Dec. 31, 2013	$ 1,447,000		$ 1,447,000	$ 7,000		$ 8,945,000	$ (7,505,000)	$ 143,000
Balance (in shares) at Dec. 31, 2013				72,554,000